Business combination	6 Months Ended
Mar. 31, 2026
Business combination
Business combination

Note 20 – Business combination

On March 31, 2026, the Company completed its 100% equity acquisition of Blessing Logistics Ltd (“Blessing Logistics”). This transaction was executed to secure a critical operating authorization that supports the Company’s planned expansion into cross-border heavy crude oil logistics services. The operating results of Blessing Logistics have been included in the Company’s consolidated financial statements prospectively from the March 31, 2026 effective acquisition date.

The Company finalized the full acquisition-date fair value valuation in accordance with ASC 805 Business Combinations as of the March 31, 2026 closing date. Blessing Logistics operates exclusively as a specialized licensed service entity, with no material owned tangible long-lived assets, operating capital, financial assets or contingent liabilities assumed by the Company at closing. As a result, the only separate identifiable asset acquired is the transferable export heavy crude oil license, with a finalized acquisition-date fair value of $2,000,000.

Total consideration transferred for the acquisition consisted entirely of newly issued ordinary shares of the Company, measured at the closing market price of the Company’s common stock on the acquisition date for a total fair value of $2,000,000. The fair value of total consideration exactly equaled the fair value of net identifiable assets acquired, resulting in no residual goodwill balance, and no recognition of a bargain purchase gain in connection with this transaction.

The final purchase price allocation as of the March 31, 2026 acquisition date is summarized in the table below:

Acquisition Date Fair Value Allocation	Amount
Identified intangible asset (export heavy crude oil license)	$2,000,000
Total fair value of net identifiable assets acquired	$2,000,000
Total purchase consideration (common shares issued)	$2,000,000
Goodwill recognized on acquisition	-

Intangible Asset Amortization Disclosure

The acquired export heavy crude oil license intangible asset has been assigned a finite estimated useful life of 2 years, aligned with the remaining valid term of the operating authorization. The license will be amortized on a straight-line basis over this 2-year period, with annual amortization expense of approximately $1,000,000 for each of the next two full fiscal years. No amortization expense has been recognized in the six months ended March 31, 2026, as the license was acquired at the very end of the reporting period and placed into service on April 1, 2026. No residual value has been assigned to this intangible asset.

Unaudited Pro Forma Supplemental Information

The following unaudited pro forma consolidated results of operations present the combined results of the Company and Blessing Logistics as if the acquisition had been completed on October 1, 2025, the start of the earliest comparative fiscal period presented in these condensed financial statements. Since Blessing Logistics did not generate material operating revenue or operating activities during the six months ended March 31, 2026 prior to the acquisition, pro forma total revenue and pro forma net income do not differ materially from the Company’s historical reported condensed consolidated results for the period, and therefore separate quantitative pro forma tabular disclosure is not presented.

These pro forma results are for illustrative purposes only, and do not reflect any future expected operating synergies, cost savings or post-acquisition restructuring costs that may be incurred by the Company following the closing of the transaction.